Cover	Jan. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2025
Entity File Number	001-33810
Entity Registrant Name	American Public Education, Inc.
Entity Central Index Key	0001201792
Entity Tax Identification Number	01-0724376
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 W. Congress Street
Entity Address, City or Town	Charles Town
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	25414
City Area Code	304
Local Phone Number	724-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	APEI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false